[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]
April 12, 2018
Securities and Exchange Commission 100 F Street, NE Washington, DC 20549
RE:	Advent Claymore Convertible Securities and Income Fund N-14 Filing

Ladies and Gentlemen:

On behalf of Advent Claymore Convertible Securities and Income Fund (the “Fund”), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the General Rules and Regulations of the Securities and Exchange Commission thereunder, one electronically signed Registration Statement on Form N-14 (the “Registration Statement”).
The Registration Statement relates to the reorganizations of  Advent Claymore Convertible Securities and Income Fund II and Advent/Claymore Enhanced Growth & Income Fund into the Fund.
A fee of $124.50 to cover the registration fee under the Securities Act has been paid.
If you have any questions or require any further information with respect to this filing, please call me at (312) 407-0641.
Very truly yours,
/s/ Kevin T. Hardy
 Kevin T. Hardy
Enclosure